Significant Accounting Policies (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2015
Significant Accounting Policies Details Narrative
Common stock consisted of warrants to purchase shares	8,200,000	8,200,000
Options to purchase shares of common stock	185,000	185,000
Principal under due amounting portion note	$ 83,200
Interest Receivable	$ 3,200